Balance sheet details - Prepaid Expenses and Other Current Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses:
Prepaid services	$ 348	$ 391	$ 125
Prepaid software	403	559	531
Prepaid rent	160	96	151
Prepaid commissions	223	268	84
Prepaid insurance	871	697	0
Other	128	89	156
Other current assets:
Directors and Officers insurance	580	1,449	0
Unbilled receivables	59	58	17
Security deposits	42	36	52
Receivable research incentives	328	264	$ 4,774
Total prepaid expenses and other current assets	$ 3,142	$ 3,907